UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Health Care Fund
	Shares	Value ($)
Common Stocks 96.8%
Health Care 96.8%
Biotechnology 19.7%
Acorda Therapeutics, Inc.*	12,398	322,968
Alexion Pharmaceuticals, Inc.* (a)	40,490	2,346,193
Alkermes, Inc.*	86,374	1,497,725
Amarin Corp. PLC (ADR)*	37,111	427,148
Amgen, Inc.	92,800	5,141,584
Amylin Pharmaceuticals, Inc.*	41,100	464,841
ArQule, Inc.*	68,068	296,776
Biogen Idec, Inc.*	28,048	2,642,122
BioMarin Pharmaceutical, Inc.*	55,851	1,652,352
Celgene Corp.*	68,954	4,100,694
Dendreon Corp.* (a)	28,676	352,141
Exelixis, Inc.*	40,521	303,097
Gen-Probe, Inc.*	11,355	680,959
Gilead Sciences, Inc.*	84,010	3,350,739
Halozyme Therapeutics, Inc.* (a)	125,607	854,128
Human Genome Sciences, Inc.* (a)	37,196	478,713
ImmunoGen, Inc.* (a)	62,215	675,655
Immunomedics, Inc.* (a)	102,900	412,629
Incyte Corp.* (a)	82,971	1,333,344
InterMune, Inc.*	13,800	371,220
Lexicon Pharmaceuticals, Inc.* (a)	80,000	108,800
Onyx Pharmaceuticals, Inc.*	26,045	886,311
Regeneron Pharmaceuticals, Inc.*	10,054	593,488
Savient Pharmaceuticals, Inc.* (a)	42,665	183,459
Theravance, Inc.* (a)	10,275	195,225
United Therapeutics Corp.*	27,174	1,172,558
Vertex Pharmaceuticals, Inc.*	45,691	2,068,432

		32,913,301
Health Care Services 22.2%
Aetna, Inc.	65,144	2,607,714
Allscripts Healthcare Solutions, Inc.*	23,809	427,491
Cardinal Health, Inc.	50,051	2,127,167
Centene Corp.*	50,258	1,602,728
Cerner Corp.*	20,837	1,374,409
CIGNA Corp.	64,024	2,992,482
Coventry Health Care, Inc.*	40,535	1,332,791
CVS Caremark Corp.	39,264	1,409,970
DaVita, Inc.*	11,714	861,916
Express Scripts, Inc.*	50,080	2,350,755
Fresenius Medical Care AG & Co. KGaA	31,472	2,135,886
Healthspring, Inc.*	22,765	888,746
Laboratory Corp. of America Holdings*	13,918	1,162,571
McKesson Corp.	47,118	3,766,142
Medco Health Solutions, Inc.*	44,093	2,387,195
Quest Diagnostics, Inc. (a)	23,390	1,171,137
SonoSite, Inc.*	21,202	618,250
SXC Health Solutions Corp.* (a)	18,000	984,420
UnitedHealth Group, Inc.	123,920	5,888,678
WellPoint, Inc.	15,600	987,480

		37,077,928
Life Sciences Tools & Services 4.4%
Life Technologies Corp.*	45,134	1,895,628
PerkinElmer, Inc.	37,091	848,271
Pharmaceutical Product Development, Inc.	15,508	488,192
Thermo Fisher Scientific, Inc.*	60,145	3,303,765
Waters Corp.*	10,345	826,255

		7,362,111
Medical Supply & Specialty 17.6%
Accuray, Inc.*	70,627	348,897
Agilent Technologies, Inc.*	11,340	418,106
Baxter International, Inc.	56,149	3,143,221
Becton, Dickinson & Co.	16,167	1,315,670
C.R. Bard, Inc.	8,837	841,813
CareFusion Corp.*	67,575	1,730,596
CONMED Corp.*	52,744	1,236,847
Covidien PLC	81,196	4,236,807
Hologic, Inc.*	30,908	514,309
Hospira, Inc.*	20,472	945,806
Kinetic Concepts, Inc.*	12,277	829,188
Medtronic, Inc.	89,656	3,144,236
Merit Medical Systems, Inc.*	77,284	1,124,482
Orthofix International NV*	18,337	672,143
Sirona Dental Systems, Inc.*	10,800	503,928
Spectranetics Corp.*	20,833	128,540
St. Jude Medical, Inc.	62,011	2,823,981
Stryker Corp.	47,306	2,310,425
Thoratec Corp.* (a)	27,997	959,177
Zimmer Holdings, Inc.*	35,930	2,044,058

		29,272,230
Pharmaceuticals 32.9%
Abbott Laboratories	97,770	5,133,903
Achillion Pharmaceuticals, Inc.*	70,601	434,196
Allergan, Inc.	29,500	2,413,395
Ardea Biosciences, Inc.*	18,488	300,060
Auxilium Pharmaceuticals, Inc.*	65,896	1,120,891
Bristol-Myers Squibb Co.	114,085	3,394,029
Eli Lilly & Co.	26,791	1,004,930
Forest Laboratories, Inc.*	53,672	1,837,729
Impax Laboratories, Inc.*	28,564	561,854
Ironwood Pharmaceuticals, Inc. "A"*	12,375	157,658
Johnson & Johnson (a)	99,981	6,578,750
Merck & Co., Inc.	159,512	5,283,037
Mylan, Inc.*	110,350	2,290,866
Nektar Therapeutics* (a)	56,886	325,672
Novartis AG (Registered)	43,044	2,515,262
Pacira Pharmaceuticals, Inc.*	56,898	435,839
Pfizer, Inc.	423,367	8,035,506
Pharmasset, Inc.*	8,570	1,125,412
Questcor Pharmaceuticals, Inc.*	13,252	398,223
Roche Holding AG (Genusschein)	12,159	2,128,439
Salix Pharmaceuticals Ltd.*	46,908	1,428,349
Sanofi (ADR)	41,650	1,523,140
Shire PLC (ADR)	21,075	2,046,382
Targacept, Inc.*	10,000	162,800
Teva Pharmaceutical Industries Ltd. (ADR)	35,117	1,452,439
Valeant Pharmaceuticals International, Inc.	31,872	1,433,603
Warner Chilcott PLC "A"	76,885	1,311,658

		54,834,022

Total Common Stocks (Cost $116,732,861)		161,459,592
Securities Lending Collateral 8.1%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $13,414,200)	13,414,200	13,414,200
Cash Equivalents 2.8%
Central Cash Management Fund, 0.09% (b) (Cost $4,716,748)	4,716,748	4,716,748

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $134,863,809) †	107.7	179,590,540
Other Assets and Liabilities, Net	(7.7)	(12,813,721)

Net Assets	100.0	166,776,819

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $135,252,136.  At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $44,338,404.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,590,719 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,252,315.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2011 amounted to $13,101,085, which is 7.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$32,913,301	$—	$—	$32,913,301
Health Care Services	34,942,042	2,135,886	—	37,077,928
Life Sciences Tools & Services	7,362,111	—	—	7,362,111
Medical Supply & Specialty	29,272,230	—	—	29,272,230
Pharmaceuticals	50,190,321	4,643,701	—	54,834,022
Short-Term Investments(d)	18,130,948	—	—	18,130,948
Total	$172,810,953	$6,779,587	$—	$179,590,540

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011